Feb. 15, 2019
TOUCHSTONE STRATEGIC TRUST | Touchstone Credit Opportunities Fund
TOUCHSTONE CREDIT OPPORTUNITIES FUND
February 15, 2019
TOUCHSTONE STRATEGIC TRUST
TOUCHSTONE CREDIT OPPORTUNITIES FUND
Supplement to the Prospectus and Statement of Additional Information each dated October 30, 2018

Notice of Reduction in Advisory Fee and Expense Limitations
and Additions to Portfolio Management Team

The Board of Trustees of Touchstone Strategic Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, has approved a reduction in the advisory fee and expense limitations of the Touchstone Credit Opportunities Fund (the “Fund”).

Accordingly, effective March 1, 2019, the Fund will pay its investment advisor, Touchstone Advisors, Inc. (the "Advisor"), an advisory fee at an annualized rate of 0.60% of average daily net assets compared to the previous advisory fee rate of 1.10% of average daily net assets of the Fund. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund’s average net assets during the current month. Additionally, effective March 1, 2019, the Advisor has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.08%, 1.83%, 0.83%, and 0.73% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through February 29, 2020. The Fund’s previous contractual expense limitations were 1.69%, 2.44%, 1.44% and 1.34% for Classes A, C, Y and Institutional Class shares, respectively.

Additionally, Jason Duko and Kapil Singh have been appointed as portfolio managers of the Fund, which is sub-advised by Ares Capital Management II LLC (“Ares”). Messrs. Duko and Singh both joined Ares in 2018 as partners and portfolio managers. Previously, Mr. Duko served as portfolio manager at PIMCO and Mr. Singh served as a research analyst at DoubleLine Capital. Seth Brufsky will continue to serve as a portfolio manager to the Fund.

Accordingly, the section entitled “The Fund’s Management” in the Fund's summary section of the Prospectus is replaced with the following:

The Fund’s Management
Investment Advisor
Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Manager	Investment Experience with the Fund	Primary Title with Sub-Advisor
Ares Capital Management II LLC	Seth Brufsky Jason Duko Kapil Singh	Since inception in August 2015 Since 2018 Since 2018	Founding Member, Senior Partner and Portfolio Manager Partner and Portfolio Manager Partner and Portfolio Manager

In the section entitled “The Funds’ Management”, in the Fund’s prospectus, under the sub-headings “Sub-Advisors and Portfolio Managers–Credit Opportunities Fund”, the following information is added after the paragraph regarding Mr. Brufsky:

Jason Duko, Partner and Portfolio Manager. Mr. Duko is a Partner and Portfolio Manager of U.S. Liquid Credit in the Ares Credit Group, where he is primarily responsible for managing Ares’ U.S. bank loan credit strategies. Mr. Duko also serves as a Vice President of Ares Dynamic Credit Allocation Fund, Inc. Additionally, he serves as a member of the Ares Credit Group’s U.S. Liquid Credit Investment Committee. Prior to joining Ares in 2018, Mr. Duko was a Portfolio Manager at PIMCO, where he managed bank loan assets across a broad range of investment strategies and was responsible for secondary loan trading across all sectors. Previously, Mr. Duko was an Associate Portfolio Manager at Lord Abbett & Co. LLC., where he focused on its leveraged loan business, portfolio management, trading decisions and marketing. He also held positions at Nomura Corporate Research and Asset Management and ING Pilgrim Research. Mr. Duko holds a B.S. from Arizona State University in Finance, where he was a Barrett Honors College Graduate.

Kapil Singh, Partner and Portfolio Manager. Mr. Singh is a Partner and Portfolio Manager of U.S. Liquid Credit in the Ares Credit Group, where he is primarily responsible for managing Ares’ U.S. high yield credit strategies. Additionally, he serves as a member of the Ares Credit Group’s U.S. Liquid Credit Investment Committee and the Liquid Credit Allocation Committee. Prior to joining Ares in 2018, Mr. Singh was a Portfolio Manager in the Global Developed Credit Group at DoubleLine Capital, where he managed high yield bonds across strategies and portfolios in a variety of investment vehicles. Previously, Mr. Singh was a Senior Analyst at the Post Advisory Group, where he managed high yield bonds and leveraged loans within the energy sector. In addition, Mr. Singh was Co-Portfolio Manager and Senior Credit Analyst at Four Corners Capital, a subsidiary of Macquarie Funds Group. He also held positions at Bradford & Marzec, PPM America and Heller Financial. Mr. Singh holds a B.S. from the University of Illinois, Urbana-Champaign College of Business in Finance and an M.B.A. from Northwestern University, Kellogg School of Management in Strategy and Finance. Additionally, Mr. Singh is a CFA® charterholder.

In the section of the SAI entitled “The Sub-Advisors and Portfolio Managers”, the following information relating to relating to the portfolio managers in the sub-section relating to the Fund is replaced as follows to reflect the addition of Messrs. Duko and Singh:

Credit Opportunities Fund

Sub-Advisor: Ares Capital Management II LLC

Portfolio Manager/Types of Accounts	Total Number of Other Accounts Managed	Total Other Assets (million)	Number of Other Accounts Managed Subject to a Performance Based Advisory Fee	Total Other Assets Managed subject to a Performance Based Advisory Fee (million)
Seth Brufsky
Registered Investment Companies	6	$1,715	0	$0
Other Pooled Investment Vehicles	4	$467	52	$21,560
Other Accounts	42	$19,524	24	$13,753
Jason Duko
Registered Investment Companies	6	$1,715	0	$0
Other Pooled Investment Vehicles	3	$413	24	$6,601
Other Accounts	15	$4,524	0	$0
Kapil Singh
Registered Investment Companies	6	$1,246	0	$0
Other Pooled Investment Vehicles	2	$191	22	$5,827
Other Accounts	14	$4,442	0	$0

The information in the table above is dated December 31, 2018.

Ownership of Shares of the Fund. The following table indicates for the Fund, the dollar range of shares beneficially owned by the portfolio managers as of December 31, 2018:

Portfolio Managers	Dollar Range of Beneficial Ownership
Seth Brufsky	None
Jason Duko	None
Kapil Singh	None
Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.